Fair Value Disclosures Fair Value Disclosure (Tables)	3 Months Ended
Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
The following table presents an estimated fair value of the Company's senior notes measured on a recurring basis. The estimated value is based on Level 2 inputs, which primarily reflect estimated prices for our Notes obtained from outside pricing sources.

	March 31, 2017		December 31, 2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(dollars in thousands)
7.25% Senior Notes due 2022, net (1)	$241,738	$251,875	$—	$—